Schedule of Investments (unaudited)
July 31, 2025
iShares® Emerging Markets Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 11.7%
Banco Santander Brasil SA	870,841	$4,110,389
BB Seguridade Participacoes SA	2,011,397	12,105,273
Cia de Saneamento de Minas Gerais Copasa MG	1,173,845	5,421,084
Cia. Siderurgica Nacional SA	6,076,676	8,703,368
CPFL Energia SA	884,574	5,988,731
CSN Mineracao SA	6,885,969	6,197,870
Engie Brasil Energia SA	938,151	6,689,889
Petroreconcavo SA	2,216,390	5,311,847
Telefonica Brasil SA	1,332,858	7,493,168
Transmissora Alianca de Energia Eletrica SA	1,350,427	8,045,333
Vale SA	3,231,868	30,855,277
		100,922,229
Chile — 1.2%
Empresas CMPC SA	3,124,895	4,401,989
Enel Chile SA	94,266,082	6,038,162
		10,440,151
China — 24.9%
Agricultural Bank of China Ltd., Class H	17,359,000	11,372,160
Anhui Conch Cement Co. Ltd., Class H	1,525,000	4,415,072
Bank of China Ltd., Class H	31,621,000	18,252,060
Beijing Enterprises Water Group Ltd.	12,144,000	4,155,986
China Cinda Asset Management Co. Ltd., Class H(a)	14,312,000	2,584,880
China CITIC Bank Corp. Ltd., Class H	9,558,000	8,880,542
China Construction Bank Corp., Class H	30,692,000	31,391,875
China Education Group Holdings Ltd.	10,216,000	3,603,024
China Hongqiao Group Ltd.(a)	3,382,000	8,921,363
China Merchants Port Holdings Co. Ltd.	2,150,000	4,234,268
China Minsheng Banking Corp. Ltd., Class H	10,353,000	6,231,352
China National Building Material Co. Ltd., Class H	8,294,000	4,934,467
China Petroleum & Chemical Corp., Class H	26,612,000	15,616,515
China Shenhua Energy Co. Ltd., Class H	3,596,500	15,587,765
Chongqing Rural Commercial Bank Co. Ltd., Class H	5,240,000	4,156,058
Guangdong Investment Ltd.	5,090,000	4,530,556
Huadian Power International Corp. Ltd., Class H	3,086,000	1,661,371
Industrial & Commercial Bank of China Ltd., Class H	39,329,000	30,134,852
Longfor Group Holdings Ltd.(b)	2,518,000	3,134,049
Orient Overseas International Ltd.	242,500	4,363,127
PICC Property & Casualty Co. Ltd., Class H	3,608,000	7,488,699
Yankuang Energy Group Co. Ltd., Class H	10,980,900	12,519,688
Yuexiu Property Co. Ltd.(a)	4,362,000	2,565,077
Zhejiang Expressway Co. Ltd., Class H	4,056,000	3,864,595
		214,599,401
Czech Republic — 2.6%
CEZ AS	200,871	11,638,341
Komercni Banka AS	230,700	10,989,533
		22,627,874
Greece — 3.1%
OPAP SA	548,587	12,308,088
Star Bulk Carriers Corp.(a)	785,910	14,350,717
		26,658,805
Hong Kong — 1.6%
SITC International Holdings Co. Ltd.	2,270,000	7,359,427
Xinyi Glass Holdings Ltd.(a)	6,266,000	6,458,926
		13,818,353
India — 4.5%
Coal India Ltd.	3,365,839	14,393,826
Security	Shares	Value
India (continued)
Hindustan Zinc Ltd.	1,219,650	$5,872,009
Vedanta Ltd.	3,730,695	18,016,868
		38,282,703
Indonesia — 9.3%
Alamtri Resources Indonesia Tbk PT	100,690,200	11,287,099
Astra International Tbk PT	57,728,200	17,844,967
Bank Rakyat Indonesia Persero Tbk PT	106,491,500	23,846,691
Bukit Asam Tbk PT	47,822,500	7,021,360
Indo Tambangraya Megah Tbk PT	3,981,700	5,555,676
Perusahaan Gas Negara Tbk PT	60,919,300	6,022,477
United Tractors Tbk PT	5,950,600	8,719,525
		80,297,795
Kuwait — 0.2%
National Investments Co. KSCP	2,536,981	2,033,935
Luxembourg — 1.0%
Ternium SA, ADR	256,697	8,363,188
Malaysia — 1.7%
Malayan Banking Bhd	6,561,600	14,431,712
Mexico — 1.2%
Banco del Bajio SA(b)	4,576,768	10,288,934
Netherlands — 1.8%
JBS NV, NVS(c)	1,098,325	15,081,606
Poland — 7.4%
Bank Polska Kasa Opieki SA	445,706	24,203,333
Grupa Kety SA	29,598	6,887,831
ORLEN SA	1,203,807	26,806,962
XTB SA(b)	276,875	5,533,258
		63,431,384
Qatar — 0.6%
Barwa Real Estate Co.	6,582,194	5,065,875
Russia — 0.0%
Federal Grid Co. Rosseti PJSC(c)(d)	4,402,974,828	543
Magnitogorsk Iron & Steel Works PJSC(c)(d)	14,721,471	1,815
Mobile TeleSystems PJSC(c)(d)	2,744,644	338
Moscow Exchange MICEX-RTS PJSC(c)(d)	2,788,700	344
PhosAgro PJSC(c)(d)	3,484	35
Sberbank of Russia PJSC(c)(d)	2,500,255	308
Severstal PAO(c)(d)	695,941	86
		3,469
South Africa — 3.9%
African Rainbow Minerals Ltd.	699,747	7,095,889
Exxaro Resources Ltd.	1,170,484	10,234,527
Kumba Iron Ore Ltd.	344,017	5,688,591
Thungela Resources Ltd.	1,024,760	5,231,177
Truworths International Ltd.	1,259,225	4,889,315
		33,139,499
Taiwan — 6.6%
Evergreen Marine Corp. Taiwan Ltd.	1,210,000	7,984,662
Merry Electronics Co. Ltd.	576,693	2,187,133
Novatek Microelectronics Corp.	722,000	11,410,253
Radiant Opto-Electronics Corp.	922,000	4,238,004
Simplo Technology Co. Ltd.	436,600	5,961,099
Sitronix Technology Corp.	452,000	3,000,683
Supreme Electronics Co. Ltd.	2,043,685	2,875,992
Systex Corp.	571,000	2,081,122
United Integrated Services Co. Ltd.	340,000	8,926,429
Wisdom Marine Lines Co. Ltd.	983,000	1,911,759

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Emerging Markets Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
WPG Holdings Ltd.	2,873,280	$6,366,507
		56,943,643
Thailand — 2.8%
Banpu PCL, NVDR	23,982,600	3,694,572
Kiatnakin Phatra Bank PCL, NVDR(a)	2,102,400	3,544,033
Land & Houses PCL, NVDR(a)	23,176,600	2,701,384
Sansiri PCL, NVDR	65,141,200	2,944,338
Sri Trang Agro-Industry PCL, NVDR	4,874,900	2,093,136
Thanachart Capital PCL, NVDR	2,484,100	3,741,349
Tisco Financial Group PCL, NVDR(a)	1,848,400	5,610,029
		24,328,841
Turkey — 1.0%
Dogus Otomotiv Servis ve Ticaret AS	1,107,457	5,012,520
Turk Traktor ve Ziraat Makineleri AS	268,518	3,902,614
		8,915,134
United Arab Emirates — 1.4%
Dubai Islamic Bank PJSC	4,457,944	12,090,218
Total Common Stocks — 88.5% (Cost: $740,263,729)		761,764,749
Preferred Stocks
Brazil — 9.1%
Bradespar SA, Preference Shares, NVS	2,033,797	5,716,882
Cia Energetica de Minas Gerais, Preference Shares, NVS	4,747,581	8,758,295
Gerdau SA, Preference Shares, NVS	2,170,968	6,528,935
Isa Energia Brasil SA, 0.00%	1,687,986	6,532,428
Metalurgica Gerdau SA, Preference Shares, NVS	2,046,742	3,424,913
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	8,228,708	47,965,467
		78,926,920
Security	Shares	Value
Colombia — 1.4%
Grupo Cibest SA, Preference Shares	1,075,734	$11,770,587
Total Preferred Stocks — 10.5% (Cost: $96,374,428)		90,697,507
Total Long-Term Investments — 99.0% (Cost: $836,638,157)		852,462,256
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(e)(f)(g)	21,343,302	21,351,840
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	800,000	800,000
Total Short-Term Securities — 2.5% (Cost: $22,151,840)		22,151,840
Total Investments — 101.5% (Cost: $858,789,997)		874,614,096
Liabilities in Excess of Other Assets — (1.5)%		(13,320,432)
Net Assets — 100.0%		$861,293,664

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,746,026	$14,605,801 (a)	$—	$(118)	$131	$21,351,840	21,343,302	$108,933 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	800,000 (a)	—	—	—	800,000	800,000	11,177	—
				$(118)	$131	$22,151,840		$120,110	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Emerging Markets Dividend ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	134	09/19/25	$8,297	$152,864
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$213,294,832	$548,466,448	$3,469	$761,764,749
Preferred Stocks	90,697,507	—	—	90,697,507
Short-Term Securities
Money Market Funds	22,151,840	—	—	22,151,840
	$326,144,179	$548,466,448	$3,469	$874,614,096
Derivative Financial Instruments(a)
Assets
Equity Contracts	$152,864	$—	$—	$152,864

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company